Inventories	12 Months Ended
Aug. 31, 2022
Inventories
Inventories

7. Inventories

	2022	2021
	$	$
Raw materials	1,709,368	1,549,125
Work-in-process	75,170	327,757
Finished goods	309,238	99,202
	2,093,776	1,976,084

For the year ended August 31, 2022, inventories recognized as an expense amounted to $4,065,381 [2021 – $1,909,606; 2020 – $812,783].

For the year ended August 31, 2022, cost of sales includes depreciation of $687,023 [2021 – $232,195; 2020 - $142,336].